Other payable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other payable to related parties	¥ 1,735	¥ 27,804
Accrued expenses	5,515	5,734
Other taxes payable	1,984	1,722
Total	¥ 9,234	¥ 35,260